Note 12 - Supplemental Balance Sheet Information	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
12.	Supplemental balance sheet information

Other current liabilities consist of the following:

	As of December 31,	As of June 30,
	2020	2021
	$	$
		(Unaudited)

Compensation related	2,222	1,831
Professional services	373	67
Other taxes related	857	915
Forward liability	278	278
Others	76	95

Total	3,806	3,186